Transactions with Related Parties	6 Months Ended
Jun. 30, 2019
Transactions with Related Parties [Abstract]
Transactions with Related Parties
4.	Transactions with Related Parties:

a.	Securities Purchase Agreement:

On May 9, 2019, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Jelco Delta Holding Corp., or Jelco, a company affiliated with Claudia Restis, who is also the Company's principal shareholder, in exchange for, among other things, the full and final settlement of certain unpaid interest and the neutralization of the interest rate under the Jelco Notes and the Jelco Loans (see below) for the period of April 1, 2019 until December 31, 2019 and a waiver under the Fourth Jelco Loan (Note 11). In particular in exchange for: (a) 621,958 Units, Jelco settled $2,115 of unpaid interest through March 31, 2019 and (b) 1,201,571 Units, Jelco (i) amended the interest rate at 0% per annum under each of the Jelco Notes and Jelco Loans for the period between April 1, 2019 and December 31, 2019, resulting in a reduction of interest payments in an aggregate estimated amount of $3,846, and (ii) waived the mandatory prepayment obligation under the Fourth Jelco Loan to prepay the full or any part of the loan by utilizing an amount equal to not less than 25% of the net proceeds of any public offering of securities, resulting in a deferred finance cost of $239. The $2,115 unpaid interest settled was recorded in equity at a price of $3.40 per unit which was determined as the fair value of the units at the date of the transaction, by reference to the public offering of units (Note 11) that took place concurrently with the private placement. In this respect, no gain or loss was recognized in the accompanying unaudited interim consolidated financial statements in relation with this transaction. The Company considered the guidance under ASC 470-50 “Debt Modifications and Extinguishments” regarding the reduction of interest payments and the deferred finance cost for the waiver of the prepayment of $3,846 and $239, respectively, both of which amounts were recorded in equity, and concluded that the transaction should be accounted for as debt modification, and as such, was deferred and amortized over the duration of the related facilities (and presented on the balance sheet against the respective balances as "net of deferred finance costs").

b.	Convertible Notes:

Details of the Company’s convertible notes issued to Jelco are discussed in Note 3 of the consolidated financial statements for the year ended December 31, 2018, included in the Company’s 2018 annual report on Form 20-F.

March 12, 2015 - $4,000 Convertible Note (First Jelco Note)

On March 26, 2019, the Company and Jelco amended the First Jelco Note, in order to, among other things, (i) extend the note’s maturity to December 31, 2020 and (ii) provide that the aggregate outstanding principal amount along with accrued interest shall be repaid in one bullet payment on the maturity date. On May 29, 2019, the Company and Jelco further amended the First Jelco Note, in order to reflect the changes agreed with Jelco in the Purchase Agreement: (i) interest accrued of $155 up to March 31, 2019 was deemed fully and finally settled, (ii) the interest rate was amended to 0% per annum for the period between April 1, 2019 and December 31, 2019 and (iii) the interest rate from January 1, 2020 until maturity was set at three-month LIBOR plus a margin of 5% with quarterly interest payments. As of June 30, 2019, $3,800 was outstanding under the First Jelco Note.

September 27, 2017 - $13,750 Convertible Note (Third Jelco Note)

On February 13, 2019, the Company and Jelco amended the Third Jelco Note, in order to, among other things, (i) extend the note’s maturity to December 31, 2022, (ii) provide that the aggregate outstanding principal amount along with accrued interest shall be repaid in one bullet payment on the maturity date and (iii) the note was secured by new second priority securities over the Partnership. A second priority mortgage, a second priority general assignment covering earnings, insurances and requisition compensation over the Partnership and a guarantee issued from the vessel’s owning subsidiary were executed on February 15, 2019. Additionally, an option was given to the Company to prepay at any time the whole or any part of the note in a number of fully paid and non-assessable shares in the Company equal to an amount of the note being prepaid divided by a price per share to be agreed with Jelco. On May 29, 2019, the Company and Jelco further amended the Third Jelco Note, in order to reflect the changes agreed with Jelco in the Purchase Agreement: (i) interest accrued of $540 up to March 31, 2019 was deemed fully and finally settled, (ii) the interest rate was amended to 0% per annum for the period between April 1, 2019 and December 31, 2019 and (iii) the interest rate from January 1, 2020 until the note’s maturity was set at three-month LIBOR plus a margin of 5% with quarterly interest payments. As of June 30, 2019, $13,750 was outstanding under the Third Jelco Note.

The debt movement of the above two convertible notes is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2017	17,750	(14,389)	1,217	4,578
Amortization (Note 12)	-	-	1,011	1,011
Balance, June 30, 2018	17,750	(14,389)	2,228	5,589
Amortization (Note 12)	-	-	1,373	1,373
Balance, December 31, 2018	17,750	(14,389)	3,601	6,962
Amortization (Note 12)	-	-	1,138	1,138
Balance, June 30, 2019	17,750	(14,389)	4,739	8,100

The equity movement of the above two convertible notes is presented below:

Additional paid-in capital
Balance, December 31, 2017	14,189
Balance, June 30, 2018	14,189
Balance, December 31, 2018	14,189
Balance, June 30, 2019	14,189

September 7, 2015 - $24,665 Revolving Convertible Note (Second Jelco Note)

On March 26, 2019, theCompany and Jelco amended the Second Jelco Note in order to extend the availability of the $3,500 advance under the note, to April 10, 2020. On May 29, 2019, the Company and Jelco further amended the Second Jelco Note, in order to reflect the changes agreed with Jelco in the Purchase Agreement: (i) interest accrued of $901 up to March 31, 2019 was deemed fully and finally settled, (ii) the interest rate was amended to 0% per annum for the period between April 1, 2019 and December 31, 2019 and (iii) the interest rate from January 1, 2020 until the note’s maturity was set at three-month LIBOR plus a margin of 5% with quarterly interest payments. The Third Jelco Note is secured by a second preferred mortgage and second priority general assignment covering earnings, insurances and requisition compensation over the Partnership and a guarantee from the vessel-owning subsidiary of the Partnership, all cross collateralized with the First Jelco Loan Facility and the Second Jelco Loan Facility. As of June 30, 2019, $21,165 was outstanding under the Second Jelco Note.

The debt movement of the convertible note is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2017	21,165	(21,165)	2,207	2,207
Amortization (Note 12)	-	-	1,073	1,073
Balance, June 30, 2018	21,165	(21,165)	3,280	3,280
Amortization	-	-	882	882
Additions	3,500	-	-	-
Balance, December 31, 2018	24,665	(21,165)	4,162	4,162
Amortization (Note 12)	-	-	647	647
Balance, June 30, 2019	24,665	(21,165)	4,809	4,809

The equity movement of the convertible note is presented below:

Additional paid-in capital
Balance, December 31, 2017	21,165
Balance, June 30, 2018	21,165
Balance, December 31, 2018	21,165
Balance, June 30, 2019	21,165

The Company refers to the First Jelco Note, the Second Jelco Note and the Third Jelco Note as the “Jelco Notes”.

The Company may, by giving five business days prior written notice to Jelco at any time, prepay the whole or any part of the three Jelco notes in cash or, subject to Jelco’s prior written agreement on the price per share, in a number of fully paid and nonassessable shares of the Company equal to the amount of the note(s) being prepaid divided by the agreed price per share. At Jelco’s option, the Company’s obligation to repay the principal amount(s) under the three Jelco notes or any part thereof may be paid in common shares at a conversion price of $13.50 per share. Jelco has also received customary registration rights with respect to any shares to be received upon conversion of the notes.

c.	Loan Agreements:

Details of the Company’s loan agreements with related parties are discussed in Note 3 of the consolidated financial statements for the year ended December 31, 2018, included in the Company’s 2018 annual report on Form 20-F and are supplemented by the below new activities.

First Jelco Loan originally entered into on October 4, 2016

On February 13, 2019, the Company and Jelco amended and restated the First Jelco Loan, in order to, among other things, extend the final repayment date to June 30, 2020. On May 29, 2019, the Company and Jelco further amended the First Jelco Loan in order to reflect the changes agreed with Jelco in the Purchase Agreement: (i) interest accrued of $159 up to March 31, 2019 was deemed fully and finally settled, (ii) the interest rate was amended to 0% per annum for the period between April 1, 2019 and December 31, 2019, (iii) an option was given to the Company to prepay at any time the whole or any part of the note in a number of fully paid and nonassessable shares in the Company equal to an amount of the note being prepaid divided by a price per share to be agreed with Jelco and (iv) the interest rate from January 1, 2020 until the loan’s maturity was set at three-month LIBOR plus a margin of 8.5%.

The First Jelco Loan is secured by a second preferred mortgage and second priority general assignment covering earnings, insurances and requisition compensation over the Partnership and a guarantee from the vessel-owning subsidiary of the Partnership, all cross collateralized with the Third Jelco Note and the Second Jelco Loan Facility. As of June 30, 2019, $5,900, gross of deferred financing costs, was outstanding under the First Jelco Loan.

Second Jelco Loan originally entered into on May 24, 2017

On February 13, 2019, the Company and Jelco amended the Second Jelco Loan, in order to, among other things, extend the final repayment date to December 30, 2020. On May 29, 2019, the Company and Jelco further amended the Second Jelco Loan to reflect the changes agreed with Jelco in the Purchase Agreement: (i) interest accrued of $354 up to March 31, 2019 was deemed fully and finally settled, (ii) the interest rate was amended to 0% per annum for the period between April 1, 2019 and December 31, 2019 and (iii) the interest rate from January 1, 2020 until maturity was set at three-month LIBOR plus a margin of 6.0%. The Second Jelco Loan is secured by a second preferred mortgage and second priority general assignment covering earnings, insurances and requisition compensation over the Partnership and a guarantee from the vessel-owning subsidiary of the Partnership, all cross collateralized with the Third Jelco Note and the First Jelco Loan Facility. As of June 30, 2019, $11,450, gross of deferred financing costs, was outstanding under the Second Jelco Loan.

Third Jelco Loan originally entered into on April 10, 2018

On April 10, 2018, the Company entered into a $2,000 loan facility with Jelco for working capital purposes which was refinanced on March 27, 2019 by the Fourth Jelco Loan, described below. All obligations thereunder, including unpaid interest of $96 (which was recorded in equity), were irrevocably and unconditionally discharged pursuant to the deed of release of March 27, 2019.

Fourth Jelco Loan originally entered into on March 26, 2019

On March 26, 2019, the Company entered into a $7,000 loan facility with Jelco, the proceeds of which were utilized (i) to refinance the Third Jelco Loan and (ii) for general corporate purposes. The Company drew down the entire $7,000 on March 27, 2019. The facility has a maturity date of September 30, 2020 and is repayable through one installment of $1,000 due on January 5, 2020 and a balloon installment of $6,000 payable at maturity. If the balance of Cash and Cash Equivalents (including Restricted Cash) as of December 31, 2019 is lower than $7,500, the Company has the option to request the deferral of the first repayment installment to the balloon installment. On May 29, 2019, the Company and Jelco amended the Fourth Jelco Loan to reflect the changes agreed with Jelco in the Purchase Agreement: (i) interest accrued of $6 up to March 31, 2019 was deemed fully and finally settled, (ii) the interest rate was amended to 0% per annum for the period between April 1, 2019 and December 31, 2019, (iii) the interest rate from January 1, 2020 until maturity was set at 6.0% per annum, or 8.5% per annum if the option to defer the $1,000 installment to maturity is declared and (iv) the mandatory obligation to prepay the full or any part of the loan by utilizing an amount equal to not less than 25% of the net proceeds of any public offering of securities was waived. The Fourth Jelco Loan is secured by a guarantee from the Company’s wholly-owned subsidiary, Emperor Holding Ltd.. As of June 30, 2019, $7,000, gross of deferred financing costs, was outstanding under the Fourth Jelco Loan.

The Company refers to the First Jelco Loan, the Second Jelco Loan and the Fourth Jelco Loan as the “Jelco Loans”.